Impairments (Tables)	12 Months Ended
Dec. 31, 2010
Asset Impairment Expense Tables Abstract
Components Of Asset Impairment Expense Table
2010
(in millions)
Southland (Huntington Beach)	$200
Tisza II	85
Deepwater	79
Other	27
Total	$391

2009
(in millions)
Piabanha	$11
Other	9
Total	$20

2008
(in millions)
LNG projects in North America	$67
Uruguaiana	36
South African peakers	31
Hefei	18
Other	23
Total	$175